DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value by Balance Sheet Location (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities
Derivative [Line Items]
Gross liability	$ 2,188	$ (7,004)
Accrued Liabilities | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Gross liability	1,078
Gross asset		(986)
Accrued Liabilities | Commodity Contract [Member]
Derivative [Line Items]
Gross liability	7	(129)
Accrued Liabilities | Interest rate swap contracts:
Derivative [Line Items]
Gross liability	0	0
Other Assets
Derivative [Line Items]
Gross asset	24,036	29,868
Other Assets | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Gross asset	0	0
Other Assets | Commodity Contract [Member]
Derivative [Line Items]
Gross asset	0	0
Other Assets | Interest rate swap contracts:
Derivative [Line Items]
Gross asset	24,036	29,868
Other Receivables
Derivative [Line Items]
Gross asset	(7,831)	9,193
Other Receivables | Foreign currency forward contracts: | Fair value hedges
Derivative [Line Items]
Gross asset	715	607
Other Receivables | Commodity Contract [Member]
Derivative [Line Items]
Gross asset	0	0
Other Receivables | Interest rate swap contracts:
Derivative [Line Items]
Gross asset	(278)	7,305
Designated as Hedging Instrument | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross liability	840	(5,543)
Designated as Hedging Instrument | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross asset	0	0
Designated as Hedging Instrument | Other Receivables | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross asset	(6,416)	1,141
Non-designated cash flow hedges | Accrued Liabilities | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross liability	263	(346)
Non-designated cash flow hedges | Other Assets | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross asset	0	0
Non-designated cash flow hedges | Other Receivables | Foreign currency forward contracts: | Cash flow hedges
Derivative [Line Items]
Gross asset	$ (422)	$ 140